UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Limited Access

ITEM 1. Schedule of Investments.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Infrastructure Software — 6.1%
Microsoft Corporation	6,327,480	$364,462,848
Oracle Corporation	15,945,530	626,340,418
		$990,803,266
Aircraft & Parts — 6.0%
Esterline Technologies Corporation*,§	2,863,871	$217,768,751
Meggitt plc (Britain)§	42,460,160	247,827,247
United Technologies Corporation	5,021,310	510,165,096
		$975,761,094
Diversified Banks — 5.4%
Bank of America Corporation	24,829,840	$388,586,996
Citigroup, Inc.	10,335,030	488,123,467
		$876,710,463
Internet Media — 3.8%
Alphabet, Inc. (Class A)*	220,277	$177,115,925
Alphabet, Inc. (Class C)*	220,881	171,688,592
Baidu, Inc. (ADR) (China)*	714,862	130,154,924
Yahoo!, Inc.*	3,412,700	147,087,370
		$626,046,811
Investment Companies — 3.6%
Groupe Bruxelles Lambert SA (Belgium)	2,851,023	$253,064,791
Leucadia National Corporation	17,836,443	339,605,875
		$592,670,666
Entertainment Content — 3.5%
Naspers, Ltd. (N Shares) (South Africa)	3,268,832	$565,746,021

Base Metals — 3.3%
Alcoa, Inc.	45,685,720	$463,253,201
MMC Norilsk Nickel PJSC (ADR) (Russia)	4,377,920	69,972,803
		$533,226,004
P&C Insurance — 3.1%
American International Group, Inc.	8,602,040	$510,445,054

Consumer Finance — 3.0%
Ally Financial, Inc.	9,942,850	$193,587,290
American Express Co.	4,595,780	294,313,751
		$487,901,041
Insurance Brokers — 2.9%
Aon plc (Britain)	4,164,700	$468,487,103

Commercial Finance — 2.7%
CIT Group, Inc.§	12,004,408	$435,760,010

Communications Equipment — 2.5%
Cisco Systems, Inc.	12,934,880	$410,294,394

See notes to financial statements.

	Shares	Fair Value
Semiconductor Devices — 2.2%
Analog Devices, Inc.	3,731,890	$240,520,311
QUALCOMM, Inc.	1,815,560	124,365,860
		$364,886,171
Electrical Components — 2.1%
TE Connectivity, Ltd. (Switzerland)	5,233,260	$336,917,279

Advertising & Marketing — 1.5%
WPP plc (Britain)	10,389,420	$244,209,692

Electrical Power Equipment — 1.3%
General Electric Co.	7,411,750	$219,536,035

Life Science Equipment — 1.3%
Thermo Fisher Scientific, Inc.	1,306,510	$207,813,481

Containers & Packaging — 1.0%
Owens-Illinois, Inc.*,§	8,912,900	$163,908,231

Integrated Oils — 0.9%
Gazprom PJSC (ADR) (Russia)	12,690,400	$53,493,577
Lukoil PJSC (ADR) (Russia)	1,455,100	70,954,878
Rosneft PJSC (GDR) (Russia)	5,711,200	31,239,464
		$155,687,919
Food & Drug Stores — 0.9%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,674,240	$87,659,969
Lenta, Ltd. (GDR) (Russia)*,**	8,153,870	66,046,347
		$153,706,316
Specialty Chemicals — 0.9%
Nexeo Solutions, Inc.*,§	17,691,717	$145,779,748
Nexeo Solutions, Inc. (Founders Shares)*,** ,††	2,431,709	7,376,842
		$153,156,590
Oil & Gas Services & Equipment — 0.8%
Halliburton Co.	2,926,070	$131,322,022

Institutional Brokerage — 0.8%
LPL Financial Holdings, Inc.	4,165,970	$124,604,163

Investment Management — 0.7%
Legg Mason, Inc.	3,669,319	$122,848,800

Household Products — 0.5%
Unilever NV (CVA) (Britain)	1,756,570	$80,930,789

Reinsurance — 0.5%
Alleghany Corporation*	153,351	$80,512,342

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Exploration & Production — 0.3%
Occidental Petroleum Corporation	620,540	$45,249,777

Marine Shipping — 0.2%
Sound Holding FP (Luxembourg)††	1,146,250	$30,024,347

TOTAL COMMON STOCKS — 61.8% (Cost $8,170,520,403)		$10,089,165,881

LIMITED PARTNERSHIPS — 0.4% (Cost $48,885,653)
U.S. Farming Realty Trust, L.P.††	350,000	$40,657,400
U.S. Farming Realty Trust II, L.P.††	120,000	12,957,252
WLRS Fund I LLC**,††	968	5,487,175
		$59,101,827
Preferred Stock — 0.1%
Integrated Oils — 0.1%
Surgutneftegas OJSC (Preference Shares) (Russia) (Cost $27,221,319)	39,322,900	$18,175,825

BONDS & DEBENTURES

Residential Mortgage-Backed Securities — 0.5%
Non-Agency Collateralized Mortgage Obligation — 0.5%
Stanwich Mortgage Loan Trust Series
2012-2 A — 0.00% 3/15/2047**,††,@	$4,334,173	$1,842,023
2012-4 A — 0.00% 6/15/2051**,††,@	8,477,242	3,899,531
2011-2 A — 0.03% 9/15/2050**,††,@	6,075,854	3,251,821
2010-3 A — 0.338% 7/31/2038**,††,@	3,470,010	1,736,046
2011-1 A — 0.704% 8/15/2050**,††,@	9,546,010	5,034,842
2009-2 A — 0.945% 2/15/2049**,††,@	1,115,867	499,016
2010-1 A — 1.166% 9/30/2047**,††,@	1,102,548	557,669
2010-4 A — 1.472% 8/31/2049**,††,@	4,888,995	2,468,943
2010-2 A — 1.623% 2/28/2057**,††,@	7,995,930	4,031,548
Sunset Mortgage Loan Co. LLC
2014-NPL1 A — 3.228% 8/16/2044**,@@	26,646,425	26,588,330
2015-NPL1 A — 4.459% 9/18/2045**,@@	34,422,585	34,564,644
		$84,474,413
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $84,058,916)		$84,474,413

Asset-Backed Securities — 0.3%
RELP 10 — 9.50% 11/20/2017**,††	$11,372,293	$11,372,293
RELP 11 — 10.75% 8/5/2018**,††	17,479,900	17,479,900
RELP 8 — 10.00% 10/17/2017**,††	6,465,222	6,465,222

See notes to financial statements.

	Principal Amount	Fair Value
RELP 9 — 9.00% 7/30/2017**,††	$10,320,000	$10,320,000
		$45,637,415
Other — 0.4%
Ship Loan Participation — 7.80% 12/24/2019**,††,@	$52,997,043	$52,997,043
Ship Loan Participation II — 11.00% 9/4/2018**,††,@	18,800,000	18,800,000
		$71,797,043
TOTAL ASSET-BACKED SECURITIES (Cost $117,434,458)		$117,434,458

Corporate Bonds & Notes — 4.8%
Basic Materials — 0.6%
Glencore Funding LLC
— 3.125% 4/29/2019**	$23,500,000	$23,500,000
— 4.625% 4/29/2024**	18,100,000	18,281,000
— 2.875% 4/16/2020**	11,800,000	11,682,000
Glencore Finance Canada, Ltd.
— 4.95% 11/15/2021**	6,472,000	6,795,600
— 6.00% 11/15/2041**	11,393,000	11,079,692
— 5.55% 10/25/2042**	10,600,000	10,123,000
— 4.25% 10/25/2022**	21,450,000	21,342,750
		$102,804,042
Consumer, Cyclical — 0.9%
Navistar International Corporation — 8.25% 11/1/2021	$143,177,000	$142,819,057

Energy — 1.9%
California Resources Corporation
— 5.00% 1/15/2020	$2,171,000	$1,294,459
— 5.50% 9/15/2021	8,984,000	4,682,910
— 6.00% 11/15/2024	2,171,000	1,021,727
CONSOL Energy, Inc. — 5.875% 4/15/2022	196,666,000	180,932,720
California Resources Corporation 2nd Lien — 8.00% 12/15/2022**	35,750,000	23,773,750
Rice Energy, Inc. — 6.25% 5/1/2022	16,731,000	17,274,757
CONSOL Energy, Inc.
— 8.25% 4/1/2020	5,650,000	5,533,469
— 8.00% 4/1/2023	77,110,000	74,411,150
Southwestern Energy Co. — 4.10% 3/15/2022	3,800,000	3,448,500
		$312,373,442
Financial — 0.4%
iStar, Inc. — 5.85% 3/15/2017	$4,964,000	$5,026,050
Springleaf Finance Corporation
— 6.50% 9/15/2017	8,980,000	9,294,300
— 6.90% 12/15/2017	15,366,000	16,135,837
Walter Investment Management Corporation — 7.875% 12/15/2021	53,600,000	35,711,000
		$66,167,187
Industrial — 1.0%
Bombardier, Inc.
— 7.75% 3/15/2020**	$28,058,000	$28,602,325
— 4.75% 4/15/2019**	4,893,000	4,782,908
— 5.75% 3/15/2022**	13,800,000	12,247,500

See notes to financial statements.

	Principal Amount	Fair Value
— 6.125% 1/15/2023**	$29,534,000	$26,211,425
— 6.00% 10/15/2022**	12,670,000	11,466,350
— 7.50% 3/15/2025**	82,750,000	76,237,575
— 7.45% 5/1/2034**	5,800,000	4,886,500
		$164,434,583
TOTAL CORPORATE BONDS & NOTES (Cost $636,282,522)		$788,598,311

Corporate Bank Debt — 0.2%
Walter Investment Management Corporation — 4.75% 12/19/2020** (Cost $30,943,491)	$38,214,067	$34,953,642

Convertible Bonds — 0.4%
Navistar International Corporation
— 4.50% 10/15/2018	$22,938,000	$21,762,428
— 4.75% 4/15/2019	34,244,000	32,060,945
Walter Investment Management Corporation — 4.50% 11/1/2019	28,841,000	17,160,395

TOTAL CONVERTIBLE BONDS (Cost $65,775,219)		$70,983,768

U.S. Treasuries — 30.8%
U.S. Treasury Notes
— 0.375% 10/31/2016	$360,000,000	$360,021,096
— 0.50% 1/31/2017	100,000,000	100,034,040
— 0.50% 3/31/2017	150,000,000	150,022,770
— 0.50% 4/30/2017	150,000,000	149,967,375
— 0.625% 10/15/2016	210,000,000	210,006,153
— 0.625% 11/15/2016	275,000,000	275,111,595
— 0.625% 12/15/2016	350,000,000	350,239,715
— 0.625% 2/15/2017	310,000,000	310,224,316
— 0.625% 8/31/2017	200,000,000	199,937,500
— 0.625% 9/30/2017	274,000,000	273,843,738
— 0.75% 1/15/2017	300,000,000	300,303,390
— 0.75% 3/15/2017	320,000,000	320,428,928
— 0.875% 11/30/2016	275,000,000	275,241,257
— 0.875% 1/31/2017	175,000,000	175,274,313
— 0.875% 2/28/2017	175,000,000	175,320,530
— 0.875% 4/15/2017	275,000,000	275,575,767
— 0.875% 8/15/2017	210,000,000	210,418,362
— 0.875% 10/15/2017	180,000,000	180,337,500
— 1.00% 3/31/2017	175,000,000	175,415,625
— 1.00% 9/15/2017	270,000,000	270,835,326

See notes to financial statements.

	Shares or Principal Amount	Fair Value
— 1.875% 10/31/2017	$291,000,000	$294,642,040

TOTAL U.S. TREASURIES (Cost $5,037,693,621)		$5,033,201,336

TOTAL BONDS & DEBENTURES — 37.4% (Cost $5,972,188,227)		$6,129,645,928

Put Options Purchased — 0.1%
JPY Put-Strike $95; expires 03/24/22; $194,350,000*(Barclays Capital Counterparty) (Cost $14,624,838)	$194,350,000	$15,287,960

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $14,233,440,440)		$16,311,377,421

Short-Term Investments — 0.3%
State Street Bank Repurchase Agreement — 0.03% 10/3/2016
(Dated 09/30/2016, repurchase price of $ 44,951,112, collateralized by $40,490,000 principal amount U.S. Treasury Bond - 2.875% 2045, fair value $45,854,925)	$44,951,000	$44,951,000
TOTAL SHORT-TERM INVESTMENTS (Cost $44,951,000)		$44,951,000

TOTAL INVESTMENTS — 100.1% (Cost $14,278,391,440)		$16,356,328,421

SECURITIES SOLD SHORT
Common Stocks Sold Short — (4.5)%
Care Capital Properties, Inc.	(15,450)	$(440,325)
Pennsylvania Real Estate Investment Trust	(600,700)	(13,834,121)
Pitney Bowes, Inc.	(401,000)	(7,282,160)
Tencent Holdings, Ltd. (China)	(23,897,100)	(664,387,514)
Ventas, Inc.	(61,800)	(4,364,934)
WW Grainger, Inc.	(96,049)	(21,595,657)
Yahoo Japan Corporation (Japan)	(7,121,600)	(28,406,701)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $469,587,246)		$(740,311,412)
Other Assets and Liabilities, net — 4.4%		716,555,824
NET ASSETS — 100.0% — NOTE 2		$16,332,572,833

*Non-income producing security.

§Affiliated Security.

See notes to financial statements.

**Restricted securities. These restricted securities constituted 3.72% of total net assets at September 30, 2016, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

††These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 1.45% of total net assets at September 30, 2016.

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Certain foreign securities may be fair valued using an independent pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$990,803,266	$—	$—	$990,803,266
Aircraft & Parts	727,933,847	247,827,247	—	975,761,094
Diversified Banks	876,710,463	—	—	876,710,463
Internet Media	626,046,811	—	—	626,046,811
Investment Companies	339,605,875	253,064,791	—	592,670,666
Entertainment Content	—	565,746,021	—	565,746,021
Base Metals	533,226,004	—	—	533,226,004
P&C Insurance	510,445,054	—	—	510,445,054
Consumer Finance	487,901,041	—	—	487,901,041
Insurance Brokers	468,487,103	—	—	468,487,103
Commercial Finance	435,760,010	—	—	435,760,010
Communications Equipment	410,294,394	—	—	410,294,394
Semiconductor Devices	364,886,171	—	—	364,886,171
Electrical Components	336,917,279	—	—	336,917,279
Advertising & Marketing	—	244,209,692	—	244,209,692
Electrical Power Equipment	219,536,035	—	—	219,536,035
Life Science Equipment	207,813,481	—	—	207,813,481
Containers & Packaging	163,908,231	—	—	163,908,231
Integrated Oils	155,687,919	—	—	155,687,919
Food & Drug Stores	87,659,969	66,046,347	—	153,706,316
Specialty Chemicals	145,779,748	—	7,376,842	153,156,590
Oil & Gas Services & Equipment	131,322,022	—	—	131,322,022
Institutional Brokerage	124,604,163	—	—	124,604,163
Investment Management	122,848,800	—	—	122,848,800
Household Products	80,930,789	—	—	80,930,789
Reinsurance	80,512,342	—	—	80,512,342
Exploration & Production	45,249,777	—	—	45,249,777
Marine Shipping	—	—	30,024,347	30,024,347
Limited Partnerships	—	—	59,101,827	59,101,827
Preferred Stock
Integrated Oils	—	18,175,825	—	18,175,825
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	61,152,974	23,321,439	84,474,413
Asset-Backed Securities
Asset-Backed Securities	—	—	45,637,415	45,637,415
Other	—	—	71,797,043	71,797,043
Corporate Bonds & Notes	—	788,598,311	—	788,598,311
Corporate Bank Debt	—	34,953,642	—	34,953,642
Convertible Bonds	—	70,983,768	—	70,983,768
U.S. Treasuries	—	5,033,201,336	—	5,033,201,336
Short-Term Investment	—	44,951,000	—	44,951,000
	$8,674,870,594	$7,428,910,954	$237,258,913	$16,341,040,461
Currency Options (currency risk)	$—	$15,287,960	$—	$15,287,960
Forward Foreign Currency Contracts (currency risk)	—	(1,027,872)	—	(1,027,872)
Payable	$—	$14,260,088	$—	$14,260,088
Common Stock Sold Short	$(740,311,412)	$—	$—	$(740,311,412)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

Investments	Beginning Value at December 31, 2015	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Transfers In	Transfers Out	Ending Value at September 30, 2016	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2016
Common Stocks	$119,540,537	$(31,657,063)	$15,564,063	—	—	$(66,046,347)	$37,401,190	$(42,664,788)
Limited Partnerships	52,251,188	(1,348,409)	8,505,315	$(306,267)	—	—	59,101,827	(1,348,409)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	31,648,763	2,095,750	193	(10,423,266)	—	—	23,321,439	(293,460)
Asset-Backed Securities	74,766,913	—	10,248,439	(39,377,937)	—	—	45,637,415	—
Other Asset-Backed Securities	83,466,000	—	—	(11,668,958)	—	—	71,797,043	—
	$361,673,401	$(30,909,722)	$34,318,010	$(61,776,428)	—	$(66,046,347)	$237,258,914	$(44,306,657)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were net transfers of $717,160,151 from Level 1 to Level 2 during the period ended September 30, 2016. The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2016, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price. There were net transfers of $66,046,347 from Level 3 to Level 2 during the period ended September 30, 2016.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2016:

Financial Assets	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Inputs	Price/Range

Common Stocks- Long	$7,376,842	Restricted Assets*	N/A	$3.03
	$30,024,347	NAV adjusted to Fair Value**	N/A	$26.19

Limited Partnerships	$40,657,400	NAV as Practical Expedient***	N/A	$116.16
	$12,957,252	NAV as Practical Expedient***	N/A	$107.98
	$5,487,175	NAV as Practical Expedient***	N/A	$5,669.10

Residential Mortgage-Backed Non-Agency CMO	$23,321,439	Methods of Comparables/Consensus Pricing****	Quotes/Prices	$41.94- $59.58 (49.32)
			Discount	0.0%-9.1% (3.5%)

Asset-Backed Securities	$45,637,415	Most Recent Capitlization (Funding)*****	Private Financing	$100.00

Asset-Backed Securities- Other	$71,797,043	Most Recent Capitlization (Funding)*****	Private Financing	$100.00

* The fair value of the investment is measured on the basis of the quoted price for an otherwise identical unrestricted instrument that trades in a public market, adjusted to reflect the effect of the restriction.

** The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

*** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

**** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

*****The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At September 30, 2016 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local Contract	Settlement	Valuation at	Unrealized
Foreign Currency Sold	Amount	Date	September 30, 2016	Depreciation
EUR	118,300,000	12/23/2016	$133,386,644	$(1,027,872)

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2016 (excluding short-term investments), was $14,236,909,371 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$2,431,940,526
Gross unrealized depreciation:	(357,472,476)
Net unrealized appreciation:	$2,074,468,050

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: November 29, 2016